Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [text block] [Abstract]
Schedule of investments in associates and joint ventures
15	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

As of December 31, this account comprises:

	2020	2021
Associates	27,246	22,047
Joint ventures	8,270	9,126
	35,516	31,173

The amounts recognized in the income statement as the value of the equity interest are as follows:

	2019	2020	2021
Associates	(220,993)	(1,635)	(3,693)
Joint ventures	2,219	2,405	2,832
	(218,774)	770	(861)

a)	Investment in associates

Set out in the table below are the associates of the Corporation as of December 31, 2020 and 2021. The associates listed below have share capital solely consisting of common shares, which are held directly by the Corporation. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2020	2021	2020	2021
		%	%
Gasoducto del Peru S.A. ( * )	Common	-	-	-	-
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	18,058	16,295
Obratres S.A.C.	Common	37.50	37.50	3,812	3,400
Inversiones Maje S.A.C.	Common	9.59	9.59	2,283	2,043
Peru Piping Spools S.A.C.	Common	33.33	33.33	2,760	-
Otros	Common			333	309
				27,246	22,047

(*) Mainly corresponds to a write-off of the investment in Gasoducto Sur Peruano S.A. as a whole.

The movement of the investments in associates is as follows:

	2019	2020	2021
Opening balance	250,282	28,875	27,246
Dividends received	-	-	(1,483)
Equity interest in results	(220,993)	(1,635)	(3,693)
Impairment of investment	(374)	(38)	-
Conversion adjustment	(40)	44	(23)
Final balance	28,875	27,246	22,047

The most significant associates are described as follows:

i)	Gasoducto Sur Peruano S.A.

In November 2015, the Corporation acquired a 20% interest in Gasoducto Sur Peruano S.A. (hereinafter “GSP”) and obtained a 29% interest in Consorcio Constructor Ductos del Sur (hereinafter “CCDS”) through its subsidiary Cumbra Peru S.A. GSP signed on July 22, 2014, a concession contract with the Peruvian Government to build, operate and maintain the pipelines transportation system of natural gas to meet the demand of cities in the south of Peru (hereinafter, the “Concession Contract”). Additionally, GSP signed an engineering, procurement, and construction contract with CCDS. The Corporation made an investment of US$242.5 million and was required to assume 20% of the performance guarantee established in the concession contract for US$262.5 million and 21.49% of the guarantee for a bridge loan obtained by GSP of US$600 million.

Early termination of the Concession Agreement

On January 24, 2017 the Ministry of Energy and Mines (hereinafter “MEM”) notified the early termination of the Concession Contract under its clause 6.7 based on GSP’s failure to provide evidence of the project’s financial closing within the contractual deadline and proceeded to the immediate enforcement of the performance guarantee. This situation generated the enforcement of the guarantees provided by the Corporation for US$52.5 million and US$129 million to secure GSP’s obligation with its lenders under a bridge loan granted to it. Under the Concession Agreement, the guarantees were paid by the Company on behalf of GSP, therefore the Company recognized a right to collect from GSP an amount equal to US$181.5 million that was recorded in 2016 as accounts receivable from related parties.

On October 11, 2017, GSP and MEM entered into an agreement to deliver the concession asset pursuant to the Concession Agreement. These assets included all the works, equipment, facilities and engineering studies needed for the development of the project.

After the termination of the Concession Contract, the Peruvian Government should have appointed a recognized international audit firm to calculate the net book value of the concession assets (hereinafter “VCN”) and conducted up to three public auctions of the GSP concession pursuant to clause 20 of the Concession Agreement; however, as of the date hereof, the Peruvian Government continues to be in breach of such contractual obligation. An independent audit firm engaged by GSP calculated the VCN to equal US$2,602 million as of December 31, 2016.

On December 4, 2017, GSP entered into a bankruptcy proceeding before the National Institute for the Defense of Competition and Intellectual Protection of Peru (INDECOPI). The Corporation registered a claim for accounts receivable for US$0.4 million and US$169.3 million that is held in trust for the benefit of the Company’s creditors. The debt recognition stage of the bankruptcy process has concluded and we are now awaiting the call of the Creditors’ Assembly.

On December 21, 2018, the Company submitted to the Peruvian Government a direct deal demanding the payment of the VCN in favor of GSP. On October 18, 2019, the Company filed with CIADI a request for arbitration. On December 27, 2019 the Company withdrew the arbitration in compliance with a preliminary agreement of effective collaboration signed with the Prosecutor and the Ad hoc State Counsel on the same date (Note 1).

As of December 31, 2021, the fair value of the investment in GSP was calculated in US$81.1 million, equivalent to S/322.6 million (as of December 31, 2020, US$88.6 million, equivalent to S/320 million) and recorded an accumulated impairment amount of US$82.8 million (S/329 million), the Corporation’s management maintains the 8-year investment recovery estimate; however, it has updated the discount rate used in its estimates from 1.6% to 2.73%, resulting in an amortized cost discounting gain of US$7.5 million (S/29.8 million).

The Company and internal and external legal advisors, any proceeds received by GSP from the Peruvian Government derived from the former’s obligation to reimburse the VCN of the concession assets would not be subject to retention under Law 30737 since this payment does not include a net profit margin, nor does it correspond to the sale of assets.

Such withdrawal does not imply the loss of the Company’s right of collection against GSP nor does it restrict, limit or obstruct the possibility that GSP has of exercising its rights against the Government in the future.

ii)	Concesionaria Chavimochic S.A.C.

The entity was awarded the concesion of the Chavimochic irrigation project, including a) design and construction of the work required for the third-phase of the Chavimochic irrigation project in the province of La Libertad; b) operation and maintenance of works; and c) water supply to the Project users. Construction activities started in 2015; the effective concession period is 25 years, and the total investment amounts was estimated in US$647 million.

The civil works of the third stage of the Chavimochic Irrigation Project were structured in two phases. To date, the works of the first phase (Palo Redondo Dam) are 70% completed. However, at the beginning of 2017, the procedure for early termination of the Concession Contract was initiated due to the breach of contract by the Grantor, and all activities were suspended in December 2017. Due to the fact that no agreement was reached, the Concessionaire initiated an arbitration process at the UNCID, which is currently in process and close to the stage that corresponds to the arbitral decision.

Finally, the Grantor and the Ministry of Agriculture and Irrigation (MINAGRI), and the Chavimochic Special Project, have signed an Agreement in order to allow MINAGRI to subrogate the ownership of the Project, within the framework of the provisions of the Emergency Decree N ° 021-2020.

The following table shows the financial information of the principal associates:

Summarized financial information for associates

	Concesionaria
	Chavimochic S.A.C.
	At December, 31
Entity	2020	2021

Current
Assets	58,814	64,161
Liabilities	(4,795)	(3,450)

Non-current
Assets	11,635	10,864
Liabilities	-	(10,085)
Net assets	65,654	61,490

Administrative expenses	(4,521)	(7,641)
Loss operative	(4,521)	(7,641)
Others	3,534	4,153
Loss of the year	(987)	(3,488)
Total comprehensive loss	(987)	(3,488)

b)	Investment in Joint Ventures

Set out below are the joint ventures of the Corporation as of December 31:

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2020	2021	2020	2021
		%	%

Logistica Quimicos del Sur S.A.C.	Common	50.00	50.00	8,080	8,951
Constructora SK-VyV Ltda.	Common	50.00	50.00	34	31
Others		-	-	156	144
				8,270	9,126

The movement of the investments in joint ventures was as follows:

	2019	2020	2021
Opening balance	7,483	8,160	8,270
Equity interest in results	2,219	2,405	2,832
Dividends received	(1,517)	(2,318)	(1,962)
Conversion adjustment	(14)	23	(14)
Impairment of investment	(11)	-	-
Final balance	8,160	8,270	9,126

The following table shows the financial information of the principal joint ventures:

Summarized financial information for joint ventures

	At December, 31
Logistica Quimicos del Sur S.A.C.	2020	2021

Current
Cash and cash equivalents	2,710	3,096
Other current assets	3,324	2,068
Total current assets	6,034	5,164

Other current liabilities	(6,108)	(3,899)
Total current liabilities	(6,108)	(3,899)

Non-current
Total non-current assets	35,715	34,027
Total non-current liabilities	(19,484)	(17,392)
Net assets	16,157	17,900

Revenue	13,351	14,847
Depreciation and amortization	(2,394)	(2,400)
Interest expense	(508)	(366)
Profit from continuing operations	6,854	8,140
Income tax expense	(2,072)	(2,473)
Profit from continuing operations after income tax	4,782	5,667
Total comprehensive income	4,782	5,667

The Corporation received dividends in 2021 from Logistica Quimicos del Sur S.A. for S/2 million (S/2.3 million in 2020).